DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of long-term debt instruments

(in thousands of $)	2012	2011
Term Notes due February 1, 2019	46,350	50,350
Less: short-term portion	(4,335)	(4,000)
	42,015	46,350

Schedule of maturities of long-term debt	The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	4,335
2014	4,685
2015	5,070
2016	5,490
2017	5,935
Thereafter	20,835
Total debt	46,350

Schedule of sinking fund redemption payments
The following table provides the scheduled sinking fund redemption amounts and final principal payment on the Term Notes.

Scheduled Payment Date (in thousands of $)	Amount
February 1, 2013	2,125
August 1, 2013	2,210
February 1, 2014	2,295
August 1, 2014	2,390
February 1, 2015	2,485
August 1, 2015	2,585
February 1, 2016	2,690
August 1, 2016	2,800
February 1, 2017	2,910
August 1, 2017	3,025
February 1, 2018	3,150
August 1, 2018	3,275
February 1, 2019	14,410
Total debt	46,350